                                         [LOGO] HATTERAS INCOME SECURITIES, INC.

                                                                  Annual Report
                                                                To Shareholders

                                                              December 31, 2001

              NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE

 SHARES OF THE COMPANY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY BANK OF AMERICA, N.A. ("BANK OF AMERICA") OR ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE COMPANY INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.
 AFFILIATES OF BANK OF AMERICA PROVIDE INVESTMENT ADVISORY AND OTHER SERVICES TO THE COMPANY, FOR WHICH THEY ARE COMPENSATED.

Hatteras Income Securities, Inc.

DEAR SHAREHOLDER:

We are pleased to present the Hatteras Income Securities, Inc. (the "Company") annual report to shareholders for the year ended December 31, 2001.

Investment Objective
The Company is a closed-end investment company registered under the Investment Company Act of 1940, as amended, and its shares are traded on the New York Stock Exchange under the symbol "HAT." The Company's investment objective is to seek high monthly income consistent with prudent investment risk.

Performance Update*
At the beginning of 2001, we believed that U.S. economic growth would begin to improve sometime late in the third quarter, as lower interest rates began to stimulate consumer activity. Unfortunately, the tragic events of September 11 brought U.S. economic activity to a standstill, and the more credit-sensitive sectors drastically underperformed higher-quality sectors. In the month of September alone, single "B" rated corporates underperformed U.S. Treasury notes by over 10%.

Against this backdrop, U.S. fixed-income markets posted solid returns in 2001, which were helped significantly by a lack of inflationary pressures and the Federal Reserve Board's decision to cut short-term interest rates 11 times during the year. Broad market fixed-income returns, as measured by the Lehman Aggregate Bond Index/1 and the Salomon Smith Barney U.S. Broad Investment-Grade Index,2 returned over 8.5%, and most sectors of the bond market outperformed comparable-maturity U.S. Treasury notes. /

The top-performing sector for the year was investment-grade corporate securities, which beat U.S. Treasuries by 3.7%. The additional yield offered by investment-grade corporate debt, combined with rising bond prices, fueled this sector's outperformance. The worst-performing sector for the year was lower-quality, high-yield debt. Single "B" rated corporate debt underperformed comparable maturity U.S. Treasury notes by over 8% in 2001.

The Company's shares posted a 12-month return of 7.27% based on the net asset value at the end of the year. The net asset value of the Company's shares on December 31, 2001 was $14.74 per share.

/1/ The Lehman Aggregate Bond Index is an unmanaged index, composed of the Lehman Government/Corporate Bond Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index. These indices include U.S. government agency and U.S. Treasury securities, corporate banks and mortgage-backed securities. All dividends are reinvested. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. /
/2/ The Salomon Smith Barney U.S. Broad Investment-Grade (BIG) Index is an unmanaged index designedto track performance of bonds issued in the U.S. investment-grade bond market. It includes institutionally traded U.S. Treasury government sponsored mortgage asset-backed and investment-grade securities. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

   *The past performance quoted is not an indication of future results.

The factors that reduced the Company's return were our exposure to high-yield debt and our underweighting in U.S. agency debentures. Our decision to increase our exposure to high-yield debt was based on our outlook for the U.S. economy in 2001 and the attractive yields offered by these securities. As U.S. economic activity begins to increase, interest rates generally increase and high-yield debt dramatically outperforms U.S. Treasury notes. Prior to September 11, the high-yield market, as measured by the Salomon Smith Barney High Yield Market Index,/3/ was performing in line with comparable-maturity U.S. Treasury notes. Within one month, the returns went from slightly positive to substantially negative.


The factors that contributed to the Company's positive performance were our overweighting into investment grade corporate debt and "AAA" rated commercial mortgage-backed securities. Our decision to overweight investment grade corporate debt was based upon our outlook for improving U.S. economic growth. Our decision to overweight AAA rated commercial mortgage-backed securities was based upon the attractive yields offered by this sector relative to other high-grade sectors of the fixed income markets.

Market Outlook
The U.S. economy officially fell into a recession as of March 31, 2001, according to the National Bureau of Economic Research. We believe the signs of recovery appear right around the corner as lower inflation, lower energy prices and lower-trending inflation could provide the stimulus for the economy on its path to recovery. While corporate profitability has not yet shown much sign of improvement, we believe that the stock market's positive performance toward the end of the 2001 suggested that an upturn might be imminent. We remain optimistic that 2002 will be a better year, as companies potentially may produce better and more stable earnings.

Our outlook for the fixed-income portion of the portfolio remains mixed for the next few quarters. The yield on the 10-year U.S. Treasury increased from a low of 4.10% to 5.04% on December 31, 2001, which, consequently, increased mortgage rates. Higher mortgage rates may reduce refinancing activity and potentially slow consumer spending. In addition, Congress has not passed any further economic stimulus packages as the prospects for federal deficits have increased. The combination of these events has dampened our optimism for the first quarter of 2002. Fortunately, the impact of lower rates and the end of corporate inventory liquidation, should, we believe, be enough to help stabilize the economy in 2002.

Despite uncertainty over the timing of a rebound in U.S. economic activity, we remain bullish on credit-sensitive sectors. Our plan is to maintain our overweighting in higher-quality corporate debt and selectively increase our exposure to high-yield debt. As the economy improves, the returns on these sectors may far outweigh the returns of U.S. Treasury notes and bonds.

We thank you for your continued support.

Sincerely,
/s/ Robert H. Gordon

ROBERT H. GORDON
President
December 31, 2001


/3/ The Salmon Smith Barney High Yield Market Index included cash pay deferred interest and Rule 144A bonds, which remain in maturities of at least one year and a minimum amount of spending of $100 million. The issuers must be domiciled in the United States or Canada.

                       HATTERAS INCOME SECURITIES, INC.
                            SCHEDULE OF INVESTMENTS
                               December 31, 2001

                                                           Moody's       S&P
 Principal                                                 Rating      Rating      Market
  Amount                                                 (unaudited) (unaudited)   Value
ASSET-BACKED SECURITIES -- 0.5%
            (Cost $249,997)
            ASSET-BACKED-AUTO LOANS -- 0.5%
$   250,000 Americredit Automobile Receivables Trust,
            Series 2001-B, Class A4,
            5.370% 06/12/08#............................ Aaa         AAA         $   255,085
                                                                                 -----------
CORPORATE BONDS AND NOTES -- 49.7%
            APPAREL & TEXTILES -- 0.2%
    127,000 Levi Strauss & Company,
            6.800% 11/01/03............................. B2          BB-             113,030
                                                                                 -----------
            AUTOMOTIVE -- 1.5%
     51,000 CSK Auto Inc.,
            12.000% 06/15/06/\.......................... B2          B                51,383
    256,000 Delphi Automotive Systems Corporation,
            6.125% 05/01/04............................. Baa2        BBB             260,574
            Ford Motor Company:
    260,000 7.600% 08/01/05#............................ A2          BBB+            266,891
    205,000 7.450% 07/16/31#............................ A3          BBB+            187,819
                                                                                 -----------
               Total Automotive:                                                     766,667
                                                                                 -----------
            BANKING AND FINANCE -- 7.2%
    250,000 Bank One Corporation,
            6.000% 08/01/08#............................ Aa3         A               250,797
            Capital One Bank:
     71,000 6.500% 07/30/04............................. Baa2        BBB-             71,512
    182,000 6.875% 02/01/06#............................ Baa2        BBB-            177,566
            Ford Motor Credit Company:
    256,000 5.800% 01/12/09#............................ A2          BBB+            232,956
    205,000 7.250% 10/25/11#............................ A2          BBB+            199,491
            General Motors Acceptance Corporation:
    154,000 6.125% 09/15/06............................. A2          BBB+            152,421
    108,000 6.150% 04/05/07............................. A2          BBB+            106,384
    205,000 6.875% 09/15/11............................. A2          BBB+            200,810
    242,000 8.000% 11/01/31............................. A3          BBB+            246,304
    800,000 Golden State Escrow Corporation,
            7.000% 08/01/03#............................ BB+         Ba1             806,862
            Household Finance Corporation:
    178,000 5.875% 02/01/09............................. A2          A               169,313
    178,000 6.750% 05/15/11............................. A2          A               176,995

                      See notes to financial statements.

                       HATTERAS INCOME SECURITIES, INC.
                      SCHEDULE OF INVESTMENTS (Continued)
                               December 31, 2001

                                                       Moody's       S&P
 Principal                                             Rating      Rating      Market
  Amount                                             (unaudited) (unaudited)   Value
            BANKING AND FINANCE -- (continued)
$   125,000 Pemex Project Funding Master Trust,
            9.125% 10/12/10......................... Baa3        BB+         $   132,500
    101,000 PNC Funding Corporation,
            5.750% 08/01/06......................... A2          A-              102,457
    111,000 Popular North America Inc., Series E,
            6.125% 10/15/06......................... A3          BBB+            109,168
     67,000 Qwest Capital Funding Inc.,
            7.000% 08/03/09/\....................... Baa1        BBB+             65,076
    125,000 U.S. Bank NA, Minnesota,
            6.375% 08/01/11......................... A1          A               126,090
    252,000 Wachovia Corporation,
            4.950% 11/01/06......................... A1          A               247,424
                                                                             -----------
               Total Banking and Finance:                                      3,574,126
                                                                             -----------
            BEVERAGES -- 0.2%
    105,000 Coca-Cola Enterprises Inc.,
            5.750% 11/01/08......................... A2          A               105,385
                                                                             -----------
            CHEMICALS -- 3.2%
            Dow Chemical Company:
     86,000 6.125% 02/01/11......................... A1          A                86,779
     62,000 7.375% 11/01/29......................... A1          A                68,430
    518,000 ISP Holdings Inc., Series B,
            9.000% 10/15/03.........................                             525,770
    188,000 Lyondell Chemical Company, Series B,
            9.875% 05/01/07......................... Ba3         BB              188,940
    440,000 Methanex Corporation,
            7.400% 08/15/02......................... Ba1         BBB-            440,000
    250,000 Olin Corporation,
            9.125% 12/15/11......................... Baa3        BBB             252,862
                                                                             -----------
               Total Chemicals:                                                1,562,781
                                                                             -----------
            COMMERCIAL SERVICES -- 0.7%
     90,000 Rent-A-Center, Inc.,
            11.000% 08/15/08/\...................... B1          B                91,350
    250,000 Service Corporation International,
            6.300% 03/15/03......................... B1          BB-             240,000

                      See notes to financial statements.

                       HATTERAS INCOME SECURITIES, INC.
                      SCHEDULE OF INVESTMENTS (Continued)
                               December 31, 2001

                                                       Moody's       S&P
Principal                                              Rating      Rating      Market
 Amount                                              (unaudited) (unaudited)   Value
           COMMERCIAL SERVICES -- (continued)
$   35,000 Vicar Operating, Inc.,
           9.875% 12/01/09/\........................ B3          B-          $    35,700
                                                                             -----------
              Total Commercial Services:                                         367,050
                                                                             -----------
           COMPUTERS -- 0.4%
   171,000 Seagate Technology International,
           12.500% 11/15/07/\....................... B1          B+              191,520
                                                                             -----------
           CONSTRUCTION -- 0.8%
   139,000 Nortek, Inc., Series B,
           9.875% 06/15/11.......................... B3          B-              137,610
   104,000 Ryland Group, Inc.,
           8.000% 08/15/06.......................... Ba2         BB              104,520
   179,000 Standard Pacific Corporation,
           8.500% 04/01/09.......................... Ba2         BB              171,840
                                                                             -----------
              Total Construction:                                                413,970
                                                                             -----------
           CONSUMER CREDIT & MORTGAGES -- 0.5%
   240,000 Countrywide Home Loans, Inc.,
           5.500% 08/01/06#......................... A3          A               239,503
                                                                             -----------
           DEPARTMENT & DISCOUNT STORES -- 0.7%
   250,000 Kmart Corporation,
           8.375% 12/01/04.......................... Ba3         BB              210,668
   150,000 Sears Roebuck Acceptance Corporation,
           6.750% 08/15/11.......................... A3          A-              149,625
                                                                             -----------
              Total Department & Discount Stores:                                360,293
                                                                             -----------
           DIVERSIFIED MANUFACTURING -- 0.1%
    51,000 General Electric Global Insurance,
           7.000% 02/15/26.......................... Aa1         AA               52,687
                                                                             -----------
           ELECTRIC UTILITY -- 1.9%
   305,000 AES Corporation,
           8.750% 12/15/02#......................... Ba1         BB              300,425
   220,000 American Electric Power Company Inc.,
           Series A,
           6.125% 05/15/06#......................... Baa1        BBB+            217,781
    88,000 Cinergy Corporation,
           6.250% 09/01/04.......................... Baa2        BBB+             88,542

                      See notes to financial statements.

                       HATTERAS INCOME SECURITIES, INC.
                      SCHEDULE OF INVESTMENTS (Continued)
                               December 31, 2001

                                                          Moody's       S&P
 Principal                                                Rating      Rating      Market
  Amount                                                (unaudited) (unaudited)   Value
            ELECTRIC UTILITY -- (continued)
$    78,000 DPL Inc.,
            6.875% 09/01/11/\.......................... Baa1        BBB         $    76,300
    250,000 Exelon Generation Company LLC,
            6.950% 06/15/11/\#......................... Baa1        A-              253,495
                                                                                -----------
               Total Electric Utility:                                              936,543
                                                                                -----------
            ELECTRONICS -- 0.6%
    272,000 Flextronics International Ltd.,
            9.875% 07/01/10#........................... Ba2         BB-             285,600
                                                                                -----------
            ENERGY -- 3.2%
    270,000 CMS Energy Corporation,
            8.125% 05/15/02#........................... Ba3         BB              271,853
    126,000 First Energy Corporation, Series B,
            6.450% 11/15/11#........................... Baa2        BBB-            122,933
    250,000 Kinder Morgan, Inc.,
            6.650% 03/01/05#........................... Baa2        BBB             258,520
    180,000 Ocean Energy Inc., Series B,
            8.375% 07/01/08............................ Ba1         BB+             188,100
    250,000 PDV America Inc., Gtd. Sr. Notes,
            7.875% 08/01/03#........................... Baa3        B+              255,779
            Progess Energy Inc.:
    125,000 7.100% 03/01/11............................ Baa1        BBB             129,912
     51,000 7.750% 03/01/31............................ Baa1        BBB              54,548
    235,000 PSEG Energy Holdings Inc.,
            8.500% 06/15/11............................ Baa3        BBB-            229,901
     73,000 Tiverton/Rumford Power Association,
            9.000% 07/15/18/\.......................... Ba1         BB+              66,455
                                                                                -----------
               Total Energy:                                                      1,578,001
                                                                                -----------
            FINANCIAL\BROKERAGE -- 4.6%
     86,000 Associates Corporation of North America,
            6.950% 11/01/18............................ Aa1         AA-              88,534
    668,000 Case Credit Corporation, Series B,
            6.150% 03/01/02#........................... Ba2         BB              660,022
    202,000 Citigroup Inc.,
            7.250% 10/01/10#........................... Aa2         A+              216,480
            Credit Suisse First Boston, USA Inc.:
    155,000 5.875% 08/01/06#........................... A1          AA-             157,676
    125,000 6.125% 11/15/11............................ Aa3         AA-             122,006

                      See notes to financial statements.

                       HATTERAS INCOME SECURITIES, INC.
                      SCHEDULE OF INVESTMENTS (Continued)
                               December 31, 2001

                                                       Moody's       S&P
 Principal                                             Rating      Rating      Market
  Amount                                             (unaudited) (unaudited)   Value
            FINANCIAL\BROKERAGE -- (continued)
$   100,000 Lehman Brothers Holdings Inc.,
            7.750% 01/15/05#........................ A2          A           $   107,231
    202,000 Merrill Lynch & Company, Inc.,
            6.000% 02/17/09......................... Aa3         AA-             201,155
    245,000 Nisource Finance Corporation,
            7.500% 11/15/03......................... Baa2        BBB             254,468
    197,000 Prudential Funding LLC,
            6.600% 05/15/08/\....................... A2          A+              202,072
    250,000 Washington Mutual Inc.,
            7.500% 08/15/06......................... A3          BBB+            269,839
                                                                             -----------
               Total Financial\Brokerage:                                      2,279,483
                                                                             -----------
            FOOD -- 3.6%
    238,000 Fleming Companies, Inc., Series B,
            10.500% 12/01/04#....................... B3          B               235,025
    250,000 Fred Meyer, Inc.,
            7.375% 03/01/05#........................ Baa3        BBB-            263,988
    125,000 Kellogg Company, Series B,
            6.000% 04/01/06......................... Baa2        BBB             128,001
    145,000 Land O' Lakes Inc.,
            8.750% 11/15/06/\....................... Ba3         BB              139,925
    110,000 Marsh Supermarkets, Inc., Series B,
            8.875% 08/01/07#........................ B2          B+              109,450
    175,000 Nabisco Inc.,
            6.125% 02/01/33......................... A2          A               180,125
     72,000 Pantry, Inc.,
            10.250% 10/15/07........................ B3          B                70,740
     53,000 Pilgrim's Pride Corporation, Class B,
            9.625% 09/15/11......................... Ba3         BB-              56,445
    250,000 Rite Aid Corporation,
            7.125% 01/15/07......................... Caa2        B-              201,250
    181,000 Sara Lee Corporation,
            6.250% 09/15/11......................... A3          A+              183,723
    214,000 Tyson Foods, Inc.,
            7.250% 10/01/06/\....................... Baa3        BBB             221,919
                                                                             -----------
               Total Food:                                                     1,790,591
                                                                             -----------

                      See notes to financial statements.

                       HATTERAS INCOME SECURITIES, INC.
                      SCHEDULE OF INVESTMENTS (Continued)
                               December 31, 2001

                                                 Moody's       S&P
 Principal                                       Rating      Rating      Market
  Amount                                       (unaudited) (unaudited)   Value
            GAS -- 0.7%
$   109,000 El Paso Corporation,
            7.800% 08/01/31#.................. Baa2        BBB         $   109,999
     51,000 Praxair, Inc.,
            6.500% 03/01/08................... A3          BBB+             52,611
    250,000 Pure Resources, Inc.,
            7.125% 06/15/11................... Baa3        BBB-            239,919
                                                                       -----------
               Total Gas:                                                  402,529
                                                                       -----------
            HEALTH CARE -- 1.7%
    250,000 American Home Products,
            6.250% 03/15/06#.................. A3          A               258,864
    217,000 HCA-Healthcare Company,
            8.750% 09/01/10................... Ba2         BB+             234,360
    245,000 Magellan Health Services, Inc.,
            9.000% 02/15/08................... B3          B-              218,050
    111,000 Wellpoint Health Networks Inc.,
            6.375% 06/15/06................... Baa1        A-              113,197
                                                                       -----------
               Total Health Care:                                          824,471
                                                                       -----------
            INDUSTRIAL -- 5.8%
    350,000 American Standard Inc.,
            7.375% 04/15/05#.................. Ba3         BB-             353,500
            Enterprise Rent A Car:
    132,000 6.625% 02/15/05/\#................ Baa1        BBB+            130,515
     75,000 7.350% 06/15/08/\................. Baa1        BBB+             74,826
     75,000 Equistar Chemicals LP,
            9.125% 03/15/02................... Ba2         BBB-             75,144
     86,000 FiberMark, Inc.,
            10.750% 04/15/11.................. B1          BB-              77,400
    116,000 Hercules Inc.,
            11.125% 11/15/07/\................ Ba2         BB-             121,220
            IMC Global Inc.:
    646,000 7.400% 11/01/02................... Ba2         B+              670,790
    417,000 6.500% 08/01/03................... Ba2         B+              408,550
    310,000 NL Industries, Inc.,
            11.750% 10/15/03.................. B1          B+              306,900
    106,000 Potlatch Corporation,
            10.000% 07/15/11/\................ Ba1         BB+             110,240

                      See notes to financial statements.

                       HATTERAS INCOME SECURITIES, INC.
                      SCHEDULE OF INVESTMENTS (Continued)
                               December 31, 2001

                                                     Moody's       S&P
 Principal                                           Rating      Rating      Market
  Amount                                           (unaudited) (unaudited)   Value
            INDUSTRIAL -- (continued)
$   233,000 Scotts Company,
            8.65% 01/15/09........................ B2          B+          $   238,825
    192,000 USX Corporation,
            6.650% 02/01/06....................... Baa1        BBB             199,181
    121,000 Waste Mangement, Inc.,
            7.375% 08/01/10....................... Ba1         BBB             123,724
                                                                           -----------
               Total Industrial:                                             2,890,815
                                                                           -----------
            MEDIA AND CABLE -- 1.2%
    178,000 AOL Time Warner Inc.,
            7.625% 04/15/31....................... Baa1        BBB+            188,283
    125,000 Clear Channel Communications, Inc.,
            7.875% 06/15/05....................... Baa3        BBB-            132,472
     66,000 Comcast Cable Communications,
            7.125% 06/15/13....................... Baa2        BBB              67,778
     76,000 Time Warner Inc.,
            8.110% 08/15/06....................... Baa1        BBB+             83,137
            Viacom Inc., Class B:
     66,000 6.625% 05/15/11....................... A3          A-               67,095
     66,000 7.875% 07/30/30....................... A3          A-               72,889
                                                                           -----------
               Total Media and Cable:                                          611,654
                                                                           -----------
            MEDICAL DEVICES & SUPPLIES -- 0.5%
    230,000 Beckman Coulter, Inc.,
            7.450% 03/04/08....................... Baa3        BB+             241,582
                                                                           -----------
            METALS & MINING -- 0.1%
     18,000 Alcoa Inc.,
            7.375% 08/01/10....................... A1          A+               19,600
     36,000 Compass Minerals Group Inc.,
            10.000% 08/15/11/\.................... B3          B                37,350
                                                                           -----------
               Total Metals & Mining:                                           56,950
                                                                           -----------
            OILFIELD SERVICES -- 1.1%
     76,000 Amerada Hess Corporation,
            7.875% 10/01/29....................... Baa1        BBB+             81,725
            Anadarko Finance Company, Series B:
     56,000 6.750% 05/01/11....................... Baa1        BBB+             57,061
    102,000 7.500% 05/01/31....................... Baa1        BBB+            106,301

                      See notes to financial statements.

                       HATTERAS INCOME SECURITIES, INC.
                      SCHEDULE OF INVESTMENTS (Continued)
                               December 31, 2001

                                                          Moody's       S&P
Principal                                                 Rating      Rating      Market
 Amount                                                 (unaudited) (unaudited)   Value
           OILFIELD SERVICES -- (continued)
$   95,000 Conoco Funding Company,
           6.350% 10/15/11............................. Baa1        BBB+        $   95,832
    61,000 Occidental Petroleum Corporation,
           6.750% 01/15/12............................. Baa2        BBB             61,266
   165,000 Williams Companies Inc.,
           7.625% 07/15/19............................. Baa2        BBB            162,617
                                                                                ----------
              Total Oilfield Services:                                             564,802
                                                                                ----------
           PACKAGING & CONTAINERS -- 1.1%
    80,000 Container Corporation of America,
           10.750% 05/01/02............................ B2          B               81,100
   302,000 9.750% 04/01/03............................. B2          B              308,040
   137,000 Riverwood International Company,
           10.625% 08/01/07............................ B3          B-             143,850
                                                                                ----------
              Total Packaging & Containers:                                        532,990
                                                                                ----------
           PAPER & FOREST PRODUCTS -- 0.9%
   203,000 Appleton Papers Inc.,
           12.500% 12/15/08/\.......................... B3          B+             194,880
    61,000 International Paper Company,
           8.000% 07/08/03............................. Baa2        BBB             64,292
   162,000 Tembec Industries Inc.,
           8.500% 02/01/11/\........................... Ba1         BB+            167,670
                                                                                ----------
              Total Paper & Forest Products:                                       426,842
                                                                                ----------
           RAILROADS, TRUCKING & SHIPPING -- 0.7%
    90,000 Burlington Northern Santa Fe Corporation,
           6.75% 07/15/11.............................. Baa2        BBB+            92,265
   238,000 FedEx Corporation,
           6.625% 02/12/04............................. Baa2        BBB            248,955
                                                                                ----------
              Total Railroads, Trucking & Shipping:                                341,220
                                                                                ----------
           REAL ESTATE -- 0.2%
   102,000 EOP Operating LP,
           7.000% 07/15/11............................. Baa1        BBB+           102,695
                                                                                ----------
           STEEL -- 0.2%
   105,000 United States Steel LLC,
           10.750% 08/01/08/\.......................... Ba2         BB             100,275
                                                                                ----------

                      See notes to financial statements.

                       HATTERAS INCOME SECURITIES, INC.
                      SCHEDULE OF INVESTMENTS (Continued)
                               December 31, 2001

                                                     Moody's       S&P
 Principal                                           Rating      Rating      Market
  Amount                                           (unaudited) (unaudited)   Value
            TELECOMMUNICATIONS -- 4.3%
$   182,000 American Cellular Corporation,
            9.500% 10/15/09....................... B2          B           $   176,540
     41,000 AT&T Corporation,
            8.000% 11/15/31/\..................... A3          BBB+             42,909
     77,000 AT&T Wireless Services Inc.,
            7.875% 03/01/11....................... Baa2        BBB              82,314
     58,000 Cingular Wireless,
            7.125% 12/15/31/\..................... A3          A+               59,045
    165,000 Cox Communications Inc.,
            7.750% 11/01/10....................... Baa2        BBB             176,191
    164,000 EchoStar DBS Corporation,
            9.125% 01/15/09/\..................... B1          B+              164,410
    167,000 PanAmSat Corporation,
            6.125% 01/15/05....................... Baa3        BB-             151,288
    258,000 SBC Communications Inc.,
            6.250% 03/15/11....................... Aa3         AA-             263,480
            Sprint Capital Corporation:                        AA-
     36,000 6.125% 11/15/08....................... Baa1        BBB+             34,970
     72,000 6.900% 05/01/19....................... Baa1        BBB+             67,441
            TELUS Corporation:
     85,000 7.500% 06/01/07....................... Baa1        BBB+             89,451
     80,000 8.000% 06/01/11....................... Baa1        BBB+             84,894
    102,000 US West Capital Funding Inc.,
            6.875% 07/15/28....................... Baa1        BBB+             88,358
    155,000 Verizon Global Funding Corporation,
            7.750% 12/01/30....................... A1          A+              172,514
    120,000 Verizon New England Inc.,
            6.500% 09/15/11....................... Aa2         A+              122,003
    136,000 Verizon Pennsylvania, Series A,
            5.650% 11/15/11....................... Aa2         A+              130,384
            WorldCom Inc.:
     52,000 7.500% 05/15/11....................... A3          BBB+             53,490
    155,000 8.250% 05/15/31....................... A3          BBB+            163,844
                                                                           -----------
               Total Telecommunications:                                     2,123,526
                                                                           -----------

                      See notes to financial statements.

                       HATTERAS INCOME SECURITIES, INC.
                      SCHEDULE OF INVESTMENTS (Continued)
                               December 31, 2001

                                                      Moody's       S&P
Principal                                             Rating      Rating
 Amount                                             (unaudited) (unaudited) Market Value
           TOBACCO -- 0.7%
$   77,000 DIMON Inc.,
           9.625% 10/15/11/\....................... Ba3         BB          $    79,695
   250,000 RJ Reynolds Tobacco Holdings, Inc.,
           7.375% 05/15/03......................... Baa2        BBB-            259,486
                                                                            -----------
              Total Tobacco:                                                    339,181
                                                                            -----------
           TRANSPORTATION -- 1.1%
   500,000 Union Tank Car, MTN, Series A,
           6.680% 01/15/08......................... A2          A               519,277
                                                                            -----------
           Total Corporate Bonds and Notes:
             (Cost $25,644,246)....................                          24,696,039
                                                                            ===========
FOREIGN BONDS AND NOTES -- 2.9%
   500,000 AT&T Canada Inc.,
           (0.000)% due 06/15/08
           9.950% beginning 06/15/03...............                             251,880
   114,000 Compagnie Generale de Geophysique SA,
           10.625% 11/15/07........................ Ba3         BB              116,280
   250,000 Corp. Andina de Fomento,
           8.875% 06/01/05......................... A2          A               282,669
   101,000 Government of Canada,
           5.250% 11/05/08......................... Aa1         AA+             101,407
    55,000 Hanson Overseas BV,
           6.750% 09/15/05......................... Baa1        BBB+             56,935
    86,000 Hellenic Republic,
           6.950% 03/04/08......................... A2          A                92,587
    68,000 Kimberly-Clark de Mexico, SA de CV,
           8.875% 08/01/09/\....................... Baa2        BBB              74,120
           Republic of Italy:
   152,000 6.000% 02/22/11......................... Aa3         AA              154,313
   101,000 6.875% 09/27/23......................... Aa3         AA              109,167
   100,000 Tyco International Group SA,
           6.875% 01/15/29......................... Baa1        A                95,932
   101,000 United Mexican States,
           8.375% 01/14/11......................... Baa3        BB+             104,788
                                                                            -----------
           Total Foreign Bonds and Notes:
             (Cost $ 1,842,877)....................                           1,440,078
                                                                            ===========

                      See notes to financial statements.

                       HATTERAS INCOME SECURITIES, INC.
                      SCHEDULE OF INVESTMENTS (Continued)
                               December 31, 2001

 Principal                                                                                 Market
  Amount                                                                                   Value
MORTGAGE-BACKED SECURITIES -- 41.1%

            COMMERCIAL MORTGAGE-BACKED
            SECURITIES -- 8.6%
$   280,000 Credit Suisse First Boston Mortgage Securities
            Corporation,
            Series 2000-C1, Class A2,
            7.745% 04/14/62#..................................                           $   303,267
    500,000 DLJ Commercial Mortgage Corporation,
            Series 1999-CG2, Class A1B,
            7.300% 06/10/09#..................................                               534,674
    800,000 First Union National Bank Commercial Mortgage,
            Series 1999-C4, Class A2,
            7.390% 11/18/09#..................................                               863,710
    800,000 PNC Mortgage Acceptance Corporation,
            Series 1999-CM1, Class A1B,
            7.330% 10/10/09#..................................                               854,550
    790,000 PNC Mortgage Acceptance Corporation,
            Series 2000-C1, Class A2,
            7.610% 02/15/10#..................................                               856,821
    800,000 Salomon Brothers Mortgage Securities VII,
            Series 2000-C1, Class A2,
            7.520% 12/18/09#..................................                               863,534
                                                                                         -----------
               Total Commercial Mortgage-Backed Securities:                                4,276,556
                                                                                         -----------
            FEDERAL HOME LOAN MORTGAGE
            CORPORATION (FHLMC)
            CERTIFICATES -- 0.1%
     23,174 9.250% 08/01/08...................................                                25,171
                                                                                         -----------
            FEDERAL NATIONAL MORTGAGE
            ASSOCIATION (FNMA)
            CERTIFICATES -- 29.7%
  1,136,583 6.000% 07/01/16#..................................                             1,138,664
  1,071,623 6.000% 09/01/16...................................                             1,073,585
    235,000 6.000% 03/01/31 (a)...............................                               229,933
  1,225,000 6.000% 10/01/31 (a)...............................                             1,198,586
  6,780,000 6.500% 10/01/31 (a)...............................                             6,786,356
  4,050,000 7.000% 05/01/31 (a)...............................                             4,122,140

                      See notes to financial statements.

                       HATTERAS INCOME SECURITIES, INC.
                      SCHEDULE OF INVESTMENTS (Continued)
                               December 31, 2001

 Principal                                                    Market
  Amount                                                      Value
            FEDERAL NATIONAL MORTGAGE
            ASSOCIATION (FNMA)
            CERTIFICATES -- (continued)
$    21,657 9.000% 05/01/27.....................           $     23,004
    141,475 9.250% 09/01/10.....................                149,690
                                                           ------------
               Total FNMA Certificates:                      14,721,958
                                                           ------------
            GOVERNMENT NATIONAL
            MORTGAGE ASSOCIATION (GNMA)
            CERTIFICATES -- 2.7%
    576,929 6.500% 01/15/31.....................                579,562
    450,971 8.000% 09/15/24.....................                471,575
     23,705 9.000% 04/15/09.....................                 25,194
     82,030 9.000% 09/15/16.....................                 87,183
    136,234 9.000% 12/15/16.....................                144,791
     19,010 9.500% 07/15/09.....................                 20,228
                                                           ------------
               Total GNMA Certificates:                       1,328,533
                                                           ------------
            Total Mortgage-backed Securities:
              (Cost $18,582,998)................             20,352,218
                                                           ------------
U.S TREASURY OBLIGATIONS -- 7.0%

            U.S. Treasury Strips -- 7.0%
  1,215,000 Principal Only, 11/15/04............              1,087,412
    430,000 Principal Only, 05/15/06............                356,250
    700,000 Principal Only, 05/15/11............                419,439
  3,350,000 Principal Only, 11/15/21............              1,026,805
  2,600,000 Principal Only, 11/15/27............                576,157
                                                           ------------
               Total U.S. Treasury Strips:                    3,466,063
                                                           ------------
            Total U.S. Treasury Obligations:
              (Cost $3,492,986).................              3,466,063
                                                           ------------
SHORT TERM INVESTMENTS -- 24.1%

            COMMERCIAL PAPER -- 24.1%
              (Cost $11,922,808)
 11,924,000 Public Square Funding,
            1.800% 01/02/02.....................             11,922,808
                                                           ------------
            TOTAL INVESTMENTS
              (Cost $61,735,912*)...............   125.3%  $ 62,132,291
            OTHER ASSETS AND LIABILITIES
              (NET).............................   (25.3)%  (12,558,973)
                                                   -----   ------------
            NET ASSETS..........................   100.0%  $ 49,573,318
                                                   =====   ============

                      See notes to financial statements.

                       HATTERAS INCOME SECURITIES, INC.
                      SCHEDULE OF INVESTMENTS (Continued)
                               December 31, 2001

--------
 * Aggregate cost for federal tax purposes. (Note 4)

 /\Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 # All or portion of security segregated as collateral for TBA.

(a)TBA -- Securities purchased on a forward commitment basis.
ABBREVIATION:
MTN -- Medium Term Note

                      See notes to financial statements.

                       HATTERAS INCOME SECURITIES, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2001

ASSETS:
 Investment in securities, at value (Note 1)......................................... $62,132,291
 Cash................................................................................         112
 Receivable for investment securities sold...........................................   3,022,139
 Interest receivable.................................................................     571,963
                                                                                      -----------
   Total assets......................................................................  65,726,505
                                                                                      -----------
LIABILITIES:
 Payable for investment securities purchased.........................................  16,027,351
 Investment advisory fee payable (Note 2)............................................      22,743
 Accrued expenses and other liabilities..............................................     103,093
                                                                                      -----------
   Total Liabilities.................................................................  16,153,187
                                                                                      -----------
NET ASSETS (equivalent to $14.74 per share based on 3,363,512 shares of capital stock outstanding)....................................................................... $49,573,318
                                                                                      ===========
Investments, at cost................................................................. $61,735,912
                                                                                      ===========
                               NET ASSETS CONSIST OF:
CAPITAL STOCK--$1.00 par value (shares authorized, 5,000,000)........................ $ 3,363,512
 Paid-in capital.....................................................................  49,834,716
 Distributions in excess of net investment income (Note 1)...........................     (25,266)
 Accumulated net realized loss on investments (Note 4)...............................  (3,996,023)
 Net unrealized appreciation of investments..........................................     396,379
                                                                                      -----------
NET ASSETS........................................................................... $49,573,318
                                                                                      ===========

                      See notes to financial statements.

                       HATTERAS INCOME SECURITIES, INC.
                            STATEMENT OF OPERATIONS
                     For the year ended December 31, 2001

INVESTMENT INCOME:
 Interest...........................................................           $3,580,467
                                                                               ----------
EXPENSES:
 Investment advisory fee (Note 2)................................... $278,888
 Transfer agent fees................................................   60,012
 Legal and audit fees...............................................   48,764
 Printing fees......................................................   29,991
 Directors' fees and expenses.......................................   27,106
 Custodian fees (Note 2)............................................   15,979
 Other..............................................................   43,776
                                                                     --------
   Total expenses...................................................  504,516
 Fees reduced by credits allowed by the custodian (Note 2)..........   (5,764)
                                                                     --------
   Net expenses.....................................................  498,752
                                                                     --------
NET INVESTMENT INCOME                                                           3,081,715
                                                                               ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS (Note 4):
 Net realized gain/(loss) on investments............................              444,120
 Net change in unrealized appreciation/(depreciation) of investments             (219,024)
                                                                               ----------
 Net realized and unrealized gain/(loss) on investments.............              225,096
                                                                               ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................           $3,306,811
                                                                               ==========

                      See notes to financial statements.

                       HATTERAS INCOME SECURITIES, INC.
                      STATEMENT OF CHANGES IN NET ASSETS

                                                                                   Year         Year
                                                                                  Ended        Ended
                                                                                 12/31/01     12/31/00
                                                                                -----------  -----------
 Net investment income......................................................... $ 3,081,715  $ 3,100,039
 Net realized gain/(loss) on investments.......................................     444,120   (2,363,858)
 Net change in unrealized appreciation/(depreciation) of investments...........    (219,024)   3,287,622
                                                                                -----------  -----------
 Net increase/(decrease) in net assets resulting from operations...............   3,306,811    4,023,803
 Distributions to shareholders from net investment income......................  (3,430,784)  (3,538,580)
 Distributions from return of capital..........................................          --      (77,219)
                                                                                -----------  -----------
 Net increase/(decrease) in net assets.........................................    (123,973)     408,004
                                                                                -----------  -----------
NET ASSETS:
 Beginning of year.............................................................  49,697,291   49,289,287
                                                                                -----------  -----------
 End of year................................................................... $49,573,318  $49,697,291
                                                                                ===========  ===========
 Undistributed net investment income/(distributions in excess of net investment
   income) at end of year...................................................... $   (25,266) $  (267,990)
                                                                                ===========  ===========

                      See notes to financial statements.

                       HATTERAS INCOME SECURITIES, INC.
                             FINANCIAL HIGHLIGHTS

   Selected data for each share of capital stock outstanding throughout each year:

                                           Year         Year         Year         Year         Year
                                          Ended        Ended        Ended        Ended        Ended
                                       December 31, December 31, December 31, December 31, December 31,
                                           2001         2000         1999         1998         1997
                                       ------------ ------------ ------------ ------------ ------------
Operating Performance:
Net asset value, beginning of year....   $ 14.78      $ 14.65      $ 16.14      $ 16.11      $ 15.91
Income from investment operations:
 Net investment income................      0.92         0.92         1.10         1.11         1.18
 Net realized and unrealized gain/
   (loss) on investments..............      0.06         0.29        (1.47)        0.03         0.16
                                         -------      -------      -------      -------      -------
 Net increase/(decrease) in net assets
   resulting from investment
   operations.........................      0.98         1.21        (0.37)        1.14         1.34
Distributions:
 Dividends from net investment
   income.............................     (1.02)       (1.06)       (1.12)       (1.11)       (1.14)
 Dividends from return of capital.....        --        (0.02)          --           --           --
                                         -------      -------      -------      -------      -------
 Total distributions..................     (1.02)       (1.08)       (1.12)       (1.11)       (1.14)
                                         -------      -------      -------      -------      -------
Net asset value, end of year..........   $ 14.74      $ 14.78      $ 14.65      $ 16.14      $ 16.11
                                         =======      =======      =======      =======      =======
Market value, end of year.............   $13.840      $13.310      $11.875      $15.125      $14.875
                                         =======      =======      =======      =======      =======
Total Return/+/.......................     11.84%       21.94%      (14.70)%      10.46%       11.03%
Ratios to average net assets/
  supplemental data:
 Net assets, end of year (000)........   $49,573      $49,697      $49,289      $54,294      $54,201
 Ratio of operating expenses to
   average net assets.................      1.00%        0.96%        0.90%        0.91%        0.94%
 Ratio of operating expenses to
   average net assets without fees
   reduced by credits allowed by the
   custodian..........................      1.01%        1.08%        0.91%        0.92%        0.95%
 Ratio of net investment income to
   average net assets.................      6.16%        6.39%        7.21%        6.86%        7.18%
 Portfolio turnover rate..............    336.26%      159.26%       60.28%       72.04%      199.52%

--------
/+/ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and is based on market value at period end.
/*/ As required, effective January 1, 2001, the Company has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting market discount on debt securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.12, decrease net realized and unrealized gains and losses per share by $0.12, and increase the ratio of net investment income to average net assets from 5.38% to 6.16%. Per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

                      See notes to financial statements.

                       HATTERAS INCOME SECURITIES, INC.
                         NOTES TO FINANCIAL STATEMENTS

   Hatteras Income Securities, Inc. (the "Company") is registered with the Securities and Exchange Commission as a closed-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Company's investment objective is to seek as high a level of current income as is consistent with prudent investment risk.

1. SIGNIFICANT ACCOUNTING POLICIES

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Company in the preparation of its financial statements.

   Securities Valuation: Securities traded on a recognized exchange or on NASDAQ are valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded only over-the-counter are valued at the last sale price, or if no sale occurred on such day, at the mean of the current bid and asked prices. Certain securities may be valued using broker quotations or on the basis of prices provided by pricing services. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be valued under procedures adopted by the Company's Board of Directors. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value.

   Securities Transactions and Investment Income: Securities transactions are recorded on trade date. Interest income, adjusted for accretion of discounts and amortization of premiums is recognized daily on the accrual basis.

   As required, effective January 1, 2001, the Company has adopted the provisions of the AICPA Audit and Accounting Guide for Investment companies and began amortizing market discount and premium on debt securities. Prior to January 1, 2001, the Company did not amortize premiums or market discount on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Company, but resulted in an $84,474 increase in cost of securities and a corresponding $84,474 reduction in net unrealized appreciation (depreciation), based on securities held by the Company on January 1, 2001.

   The effect of this change for the year ended December 31, 2001 was to increase net investment income by $391,840, decrease net unrealized appreciation (depreciation) by $50,478 and decrease net realized gains (losses) by $341,362. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation.

   Dividends & Distributions to Shareholders: It is the Company's policy to declare and pay distributions monthly from net investment income. Net realized capital gains (including net short-term capital gains) are distributed at least annually. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

   Federal Income Tax: The Company intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by

                       HATTERAS INCOME SECURITIES, INC.
                 NOTES TO FINANCIAL STATEMENTS -- (Continued)

   distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE AND OTHER RELATED PARTY
   TRANSACTIONS

   The Company has entered into an investment advisory agreement with Banc of America Advisors, LLC ("BA Advisors"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation. Pursuant to the investment advisory agreement, the Company pays BA Advisors an annual fee equal to the sum of (i) 0.45% per annum of the first $75,000,000 of the average weekly net assets and at a reduced rate for net assets in excess of that amount, and (ii) 1.5% of the Company's gross income. The fee is computed and accrued weekly and paid monthly. The agreement provides that if certain recurring expenses, including the advisory and management fee, exceed 1.5% of the first $30,000,000 in average net assets annually and 1.0% of average net assets in excess thereof (or pro-rata portion for any fraction of the year), the investment advisory fee will be reduced by the amount by which such expenses exceed the limitation. There was no reduction in the fee for the year ended December 31, 2001.

   The Company and BA Advisors have entered into a sub-advisory agreement with Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, pursuant to which BACAP is entitled to receive a sub-advisory fee from BA Advisors at an annual rate of 0.15% of the Company's average weekly net assets.

   The Bank of New York ("BNY") serves as the custodian of the Company's assets. For the year ended December 31, 2001, expenses of the Company were reduced by $5,764 under expense offset arrangements with BNY. The Company could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

   Mellon Investor Services LLC ("Mellon") serves as the transfer agent and dividend disbursing agent for the Company.

   No officer, director or employee of Bank of America, BA Advisors or BACAP, or any affiliate thereof, receives any compensation from the Company for serving as a Director or Officer of the Company.

3. SECURITIES TRANSACTIONS

   For the year ended December 31, 2001, the aggregate cost of purchases and proceeds from sales of securities (excluding short term securities) are summarized as follows:

                                                 Purchases      Sales
                                                ------------ ------------
       Corporate Bonds......................... $ 33,297,171 $ 30,650,880
       U.S. Government and Agencies (Long-Term)  132,890,888  131,008,439
       Foreign Bonds...........................    2,645,427    2,452,234
                                                ------------ ------------
            Total.............................. $168,833,486 $164,111,553
                                                ============ ============

                       HATTERAS INCOME SECURITIES, INC.
                 NOTES TO FINANCIAL STATEMENTS -- (Continued)


4. INCOME TAXES

   Information on the tax components of capital is as follows:

   Cost of investments for tax purposes......................... $61,761,178
   Gross tax unrealized appreciation............................     799,580
   Gross tax unrealized depreciation............................     428,467
   Net tax unrealized appreciation/(depreciation) on investments     371,113
   Undistributed ordinary income/(accumulated ordinary loss)....          --
   Undistributed long-term gains/(accumulated capital loss).....  (3,996,023)

   At December 31, 2001, approximately $3,996,023 was available to offset future capital gains of which $242,766 expires in 2002, $75,218 expires in 2005, $1,308,654 expires in 2007 and $2,369,385 expires in 2008. Management does not plan to distribute to shareholders any future net realized gains on investments until the capital loss carryforwards are used or expired. The Company utilized $233,810 of capital loss carryforwards during the year.

   The tax composition of dividends (other than return of capital dividends for the year) was as follows:

   Ordinary income............................................... $3,430,784
   Long-term capital gains ......................................         --

   Certain reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under federal income tax regulations. These reclassifications are due primarily to different book and tax accounting for expiration of capital loss carryforward and recognition of market discount.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of Hatteras Income Securities, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Hatteras Income Securities, Inc. (the "Company") at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 15, 2002

Additional Information Regarding the Company's Directors and Principal Officers (unaudited)

The Directors and principal officers of the Company are listed below together with their age, address, position held with the Company, principal occupation during the past five years, number of portfolios in the Nations Funds complex overseen by the Directors, and other principal business affiliations. All of the Directors of the Company are "independent."

                                                                                  Number
                                                                                    of
                                                                                Portfolios
                                                                                 in Fund
                    Position                                                     Complex
                      Held      Term of Office and     Principal Occupation(s)   Overseen
   Name, Age and    with the      Length of Time        During the Past Five        by        Other Directorships
      Address       Company           Served                    Years            Director      Held by Director
William H. Grigg    Director  Term of Office: through Retired; Chairman            93      Director, The Shaw
Age: 69                       the Company's 2002      Emeritus since July 1997,            Group, Inc.; and Director
c/o Nations Funds             annual shareholder      Chairman and Chief                   and Vice Chairman, Aegis
One Bank of America           meeting or until his    Executive Officer                    Insurance Services, Ltd.
 Plaza                        successor shall be      through July 1997 - Duke             (a mutual insurance
Charlotte, NC 28255           elected and shall       Power Co.                            company in Bermuda).
                              qualify.
                              Length of Service:
                              11 years
Thomas F. Keller    Director  Term of Office: through R.J. Reynolds Industries     93      Director, Wendy's
Age: 70                       the Company's 2002      Professor of Business                International, Inc.
c/o Nations Funds             annual shareholder      Administration, Fuqua                (restaurant operating and
One Bank of America           meeting or until his    School of Business, Duke             franchising); Director,
 Plaza                        successor shall be      University                           Dimon, Inc. (tobacco);
Charlotte, NC 28255           elected and shall                                            and Director, Biogen,
                              qualify.                                                     Inc. (pharmaceutical
                              Length of Service:                                           biotechnology).
                              10 years
A. Max Walker       Director  Term of Office: through Independent Financial        93      None
Age: 79                and    the Company's 2002      Consultant
c/o Nations Funds   Chairman  annual shareholder
One Bank of America  of the   meeting or until his
 Plaza                Board   successor shall be
Charlotte, NC 28255           elected and shall
                              qualify.
                              Length of Service:
                              16 years
Robert H. Gordon    President Term of Office:         President of the             n/a                n/a
Age: 40                       Indefinite              Company, Nations
c/o Nations Funds             Length of Service:      Balanced Target Maturity
One Bank of America           4 years.                Fund, Inc., Nations
 Plaza                                                Government Income
Charlotte, NC 28255                                   Term Trust 2003, Inc.
                                                      and Nations Government
                                                      Income Term Trust 2004,
                                                      Inc. since March 1998.
                                                      President and Director,
                                                      BA Advisors (or its
                                                      predecessors) since
                                                      February 1998; Co-
                                                      Chairman of the Board,
                                                      BACAP since January
                                                      2000; Senior Vice-
                                                      President, BA Advisors
                                                      (or its predecessors)
                                                      1995-February 1998;
                                                      Senior Vice President,
                                                      Bank of America since
                                                      1993.

                                                                              Number
                                                                                of
                                                                            Portfolios
                                                                             in Fund
                    Position                                                 Complex
                      Held    Term of Office and  Principal Occupation(s)    Overseen
   Name, Age and    with the    Length of Time     During the Past Five         by     Other Directorships
      Address       Company         Served                 Years             Director   Held by Director
Edward D. Bedard      Chief   Term of Office:    Chief Financial Officer of    n/a             n/a
Age: 43             Financial Indefinite         the Company, Nations
c/o Nations Funds    Officer  Length of Service: Balanced Target Maturity
One Bank of America           5 years.           Fund, Inc., Nations
 Plaza                                           Government Income
Charlotte, NC 28255                              Term Trust 2003, Inc.
                                                 and Nations Government
                                                 Income Term Trust 2004,
                                                 Inc. since 1997. Director
                                                 of BA Advisors (or its
                                                 predecessors) since 1997;
                                                 Senior Vice President,
                                                 Chief Operating Officer,
                                                 BA Advisors (or its
                                                 predecessors) since 1996;
                                                 Chief Administrative
                                                 Officer and Treasurer,
                                                 BACAP since January
                                                 2000.
Gerald Murphy       Treasurer Term of Office:    Treasurer of the              n/a             n/a
Age: 41                       Indefinite         Company, Nations
c/o Nations Funds             Length of Service: Balanced Target Maturity
One Bank of America           3 years.           Fund, Inc., Nations
 Plaza                                           Government Income
Charlotte, NC 28255                              Term Trust 2003, Inc.
                                                 and Nations Government
                                                 Income Term Trust 2004,
                                                 Inc. since 1999; Senior
                                                 Vice President, BA
                                                 Advisors (or its
                                                 predecessors) since 1998;
                                                 Vice President, Citibank
                                                 1997-December 1998;
                                                 Director of Financial
                                                 Administration, Playfair
                                                 & Associates, LLC 1995-
                                                 1997.

                                                                              Number
                                                                                of
                                                                            Portfolios
                                                                             in Fund
                    Position                                                 Complex
                      Held    Term of Office and  Principal Occupation(s)    Overseen
   Name, Age and    with the    Length of Time     During the Past Five         by     Other Directorships
      Address       Company         Served                 Years             Director   Held by Director
Robert B. Carroll   Secretary Term of Office:    Secretary of the              n/a             n/a
Age: 42                       Indefinite         Company, Nations
c/o Nations Funds             Length of Service: Balanced Target Maturity
One Bank of America           5 years.           Fund, Inc., Nations
 Plaza                                           Government Income
Charlotte, NC 28255                              Term Trust 2003, Inc.
                                                 and Nations Government
                                                 Income Term Trust 2004,
                                                 Inc. since 1997; Associate
                                                 General Counsel, Bank of
                                                 America Corporation
                                                 since 1999; Assistant
                                                 General Counsel, Bank of
                                                 America Corporation
                                                 1996-1999.

                       HATTERAS INCOME SECURITIES, INC.
                          DIVIDEND REINVESTMENT PLAN

Dividend Reinvestment Plan

   The Company's Dividend Reinvestment Plan (the "Plan") offers an automatic way to reinvest dividends and capital gains distributions in shares of the Company.

Participation

   Shareholders of record will receive their dividends in cash unless they have otherwise instructed Mellon (the "Plan Agent"), acting as agent for each participant in the Plan, in writing. Such a notice must be received by the Plan Agent not less than 5 business days prior to the record date for a dividend or distribution in order to be effective with respect to that dividend or distribution. A notice which is not received by that time will be effective only with respect to subsequent dividends and distributions.

   Shareholders who do not participate in the Plan will receive all distributions by check mailed directly to the shareholder by Mellon, as dividend paying agent. For federal income tax purposes, dividends are treated as income or capital gains, regardless of whether they are received in cash or reinvested in additional shares.

   Participants may terminate their participation in the Plan by written notice to the Plan Agent. If the written notice is received at least 5 business days before the record day of any distribution, it will be effective immediately. If such notice is received after that date, it will be effective as soon as possible after the reinvestment of the dividend or distribution.

Pricing of Dividends and Distributions

   Whenever the Company's Board of Directors declares a dividend or other distribution payable in cash or, at the option of the Plan Agent, in shares of capital stock issued by the Company, the Plan Agent will elect on behalf of the participants to receive the dividend in authorized but unissued shares of capital stock if the net asset value per share (as determined by the investment adviser of the Company as of the close of business on the record date for the dividend or distribution) is equal to or less than 95% of the closing market price per share of the capital stock of the Company on the New York Stock Exchange (the "Exchange") on such record date plus estimated brokerage commissions. The number of such authorized but unissued shares to be credited to a participant's account will be determined as of the close of business on the record date for the dividend, by valuing such shares at the greater of the net asset value per share or 95% of the market price per share. The Plan Agent will credit each participant's account with the number of shares corresponding in value, as determined under the foregoing formula, to the amount such participant would have received in cash had such participant not elected to participate in this Plan.

   If the net asset value per share is equal to or less than the closing market price per share of the capital stock of the Company on the Exchange on such record date plus estimated brokerage commissions but exceeds 95% of such closing market price plus estimated brokerage commissions, the Plan Agent may elect on behalf of all participants (i) to take the dividend in cash and as soon as practicable thereafter, consistent with obtaining the best price and execution, proceed to purchase in one or more transactions the shares of capital stock in the open market, at the then current price as hereinafter provided, and will credit each participant's account with the number of shares corresponding in value, as determined by the price actually paid on the open market for such shares including brokerage expenses, to the amount such participant would have received in cash had such participant not elected to participate in this Plan or (ii) to receive the dividend in

                       HATTERAS INCOME SECURITIES, INC.
                   DIVIDEND REINVESTMENT PLAN -- (Continued)

authorized but unissued shares of capital stock, in which case the Plan Agent will credit each participant's account with the number of shares corresponding in value (determined by valuing such shares at the greater of the net asset value per share or 95% of the market price per share, in each case as of the close of business on the record date for the dividend or distribution) to the amount such participant would have received in cash had such participant not elected to participate in this Plan.

   If the net asset value per share is higher than the closing market price per share of the capital stock on the Exchange plus estimated brokerage commissions on such record date, the Plan Agent will elect to take the dividend in cash and as soon as practicable, consistent with obtaining the best price and execution, the Plan Agent will proceed to purchase in one or more transactions the shares of capital stock in the open market, at the then current price as hereinafter provided. Each participant's account will be credited with the number of shares corresponding in value, as determined by the price actually paid on the open market for such shares including brokerage expenses, to the amount such participant would have received in cash had such participant not elected to participate in this Plan. Under such circumstances, in anticipation of receipt of a dividend in cash, the Plan Agent may purchase shares in the open market during the period between the record date and the payable date for the dividend or distribution. The Plan has been amended to specifically authorize such anticipatory purchases.

No Service Fee to Reinvest

   There is no service fee charged to participants for reinvesting dividends or distributions from net realized capital gains. The Plan Agent's fees for the handling of the reinvestment of dividends and capital gains distributions will be paid by the Company. There will be no brokerage commissions with respect to shares issued directly by the Company as a result of dividends or capital gains distributions payable either in stock or in cash. However, participants will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of any dividends or capital gains distributions payable only in cash.

Plan Agent Address and Telephone Number

   You may obtain more detailed information by requesting a copy of the Plan from the Plan Agent. All correspondence (including notifications) should be directed to: Mellon Investor Services, LLC, Agent for Hatteras Income Securities, Inc., Dividend Reinvestment Department, P.O. Box 3315, South Hackensack, New Jersey 07606, 1.800.851.9677.

BOARD OF DIRECTORS
A. MAX WALKER, Chairman
  Financial Consultant

WILLIAM H. GRIGG
  Chairman Emeritus,
  Duke Power Company

THOMAS F. KELLER
  Retired Dean,
  Fuqua School of Business, Duke University

FUND OFFICERS
ROBERT H. GORDON
  President

EDWARD D. BEDARD
  Chief Financial Officer

ROBERT B. CARROLL
  Secretary

GERALD MURPHY
  Treasurer

BRIAN SMITH
  Assistant Treasurer

ANDREW STENWALL
  Assistant Secretary and Portfolio Manager

OFFICE OF THE COMPANY
Hatteras Income Securities, Inc.
One Bank of America Plaza -- NC1-002-33-31
101 S. Tryon Street
Charlotte, North Carolina 28255

INVESTMENT ADVISER
Banc of America Advisors, LLC
One Bank of America Plaza
101 S. Tryon Street
Charlotte, North Carolina 28255

INVESTMENT SUB-ADVISER
Banc of America Capital Management, LLC
One Bank of America Plaza
101 S. Tryon Street
Charlotte, North Carolina 28255

FUND COUNSEL
Morrison & Foerster LLP
2000 Pennsylvania Avenue, N.W.
Suite 5500
Washington, D.C. 20006

CUSTODIAN
The Bank of New York
15 Broad St. 2nd Floor
New York, NY 10005

TRANSFER AGENT
Mellon Investor Services LLC
85 Challenger Road
Ridgefield Park, NJ 07660

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036